Summary of Purchase of Raw Materials and Sales of Mobile Phone Products (Detail) - Yunhu Times - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Purchase from related party		$ 2,701
Sales to related party	$ 190	$ 3,649